SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, € in Thousands, $ in Thousands																		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 31, 2025 shares	Jul. 25, 2025 shares	May 13, 2025 shares	Mar. 14, 2025 USD ($) $ / shares shares	Feb. 25, 2025 USD ($) shares	Feb. 24, 2025 USD ($)	Feb. 12, 2025 USD ($)	Feb. 12, 2025 EUR (€)	Feb. 05, 2025	Jan. 06, 2025 USD ($)	Jan. 06, 2025 EUR (€)	Jan. 02, 2025 USD ($) $ / shares shares	Dec. 20, 2023 shares	Jun. 21, 2023 shares	Apr. 27, 2023 shares	Apr. 05, 2023	Feb. 13, 2023 shares	May 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 shares [1]	Mar. 31, 2024 shares [1]	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 12, 2025 USD ($)	Jul. 28, 2025 shares	Jun. 30, 2025 EUR (€)	May 22, 2025 USD ($)	May 12, 2025 USD ($)	Apr. 30, 2025 shares	Mar. 31, 2025 shares	Mar. 12, 2025 USD ($)	Feb. 28, 2025 shares	Feb. 25, 2025 ₪ / shares
Subsequent Event [Line Items]
Pure capital credit facility | $																						$ 1,105
Ownership percentage																16.66%
Lend amount																			$ 1,229			$ 1,229						€ 1,043
Accrued interest rate																								18.00%						8.00%
Common stock, par value | $ / shares																			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Sale of stock percentage																19.99%
Shares issued, service													301,284
Mito Agreement [Member]
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent					25.00%
Alon [Member] | Maximum [Member]
Subsequent Event [Line Items]
Maximum amount payable | $					$ 1,600
Ciro [Member] | Maximum [Member]
Subsequent Event [Line Items]
Maximum amount payable | $					1,600
SciSparc [Member] | Maximum [Member]
Subsequent Event [Line Items]
Maximum amount payable | $					$ 1,600
MitoCareX [Member]
Subsequent Event [Line Items]
Debt face amount | $																													$ 250				$ 250
Investor [Member]
Subsequent Event [Line Items]
Shares issued, service			675,675
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares for standby equity purchase agreement II, shares														32,143	2,143		3,572			1,142,480	28,333			6,666,667	110,554
Exercises of warrants				729,166														6,633,333
Exercise price | $ / shares				$ 0.24														$ 0.24
Total consideration | $				$ 175														$ 1,592
Shares issued, service																			4,400,000	30,000	4,794			2,436,080	990,092
Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Exercises of warrants																															575,000	1,747,620		1,573,265
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares for standby equity purchase agreement II, shares																								6,250,000,000
Exercises of warrants												4,545,884
Exercise price | $ / shares												$ 0.24
Warrants and Rights Outstanding | $												$ 1,500
Common stock, par value | $ / shares																								$ 0.0001
Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercises of warrants												9,375,000
Common stock, par value | $ / shares																								$ 0.00001
Italy Agreement [Member]
Subsequent Event [Line Items]
Ownership percentage						70.00%
Lend amount | $						$ 2,300
Accrued interest rate						7.00%
Description for net profit form sales						The net profit from sales of projects will be split between the parties as follows: if the selling price per megawatt (“MW”) (i) does not exceed € 30 thousand, each party will receive profits according to its pro-rata share ownership of SBI4; (ii) exceeds € 30 thousand up to € 60 thousand , per MW, SB will receive 40% of the profit (10% above its pro-rata share) and the Company will receive 60% of the profit; and (iii) exceeds € 60 thousand per MW, SB will receive 50% of the net profit (20% above its pro-rata share) and the Company will receive 50% of the net profit.
Mito Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value | ₪ / shares																																			₪ 0.01
Sale of stock issued					6,622
Payments of Stock Issuance Costs | $					$ 700
Grant of restricted stock					5.00%
Mito Agreement [Member] | Alon [Member]
Subsequent Event [Line Items]
Ownership percentage					30.00%
Sale of stock issued					11,166
Sale of stock percentage					100.00%
Mito Agreement [Member] | Ciro [Member]
Subsequent Event [Line Items]
Ownership percentage					30.00%
Sale of stock issued					5,584
Sale of stock percentage					100.00%
Mito Agreement [Member] | SciSparc [Member]
Subsequent Event [Line Items]
Ownership percentage					30.00%
Sale of stock issued					12,066
Sale of stock percentage					100.00%
Mito Agreement [Member] | MitoCareX [Member]
Subsequent Event [Line Items]
Initial investments | $					$ 1,000
Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Debt face amount | $																														$ 3,000
Private Placement [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares for standby equity purchase agreement II, shares												1,704,116
Subsequent Event [Member]
Subsequent Event [Line Items]
Pure capital credit facility							$ 665	€ 645		$ 386	€ 375
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Debt face amount | $																										$ 1,500
Subsequent Event [Member] | Mito Agreement [Member]
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent					25.00%
Subsequent Event [Member] | Alon [Member] | Maximum [Member]
Subsequent Event [Line Items]
Maximum amount payable | $					$ 1,600
Subsequent Event [Member] | Ciro [Member] | Maximum [Member]
Subsequent Event [Line Items]
Maximum amount payable | $					1,600
Subsequent Event [Member] | SciSparc [Member] | Maximum [Member]
Subsequent Event [Line Items]
Maximum amount payable | $					$ 1,600
Subsequent Event [Member] | MitoCareX [Member]
Subsequent Event [Line Items]
Debt face amount | $																																	$ 250
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercises of warrants				729,166																							260,000
Exercise price | $ / shares				$ 0.24
Exercises warrants				729,166
Total consideration | $				$ 175
Subsequent Event [Member] | Common Stock [Member] | Three Consulltants [Member]
Subsequent Event [Line Items]
Shares issued, service	3,000,000
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Exercises of warrants																																1,747,620		1,573,265
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Exercises of warrants												4,545,884
Exercise price | $ / shares												$ 0.24
Warrants and Rights Outstanding | $												$ 1,500
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercises of warrants												9,375,000
Subsequent Event [Member] | Italy Agreement [Member]
Subsequent Event [Line Items]
Ownership percentage									70.00%
Lend amount | $						$ 2,300
Accrued interest rate						7.00%
Description for net profit form sales						The net profit from sales of Projects will be split between the parties as follows: if the selling price per megawatt (“MW”) (i) does not exceed Euro 30,000, each party will receive profits according to its pro-rata share ownership of SBI4; (ii) exceeds Euro 30,000 up to Euro 60,000, per MW, SB will receive 40% of the profit (10% above its pro-rata share) and the Company will receive 60% of the profit; and (iii) exceeds Euro 60,000 per MW, SB will receive 50% of the net profit (20% above its pro-rata share) and the Company will receive 50% of the net profit.
Subsequent Event [Member] | Mito Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value | ₪ / shares																																			₪ 0.01
Sale of stock issued					6,622
Payments of Stock Issuance Costs | $					$ 700
Grant of restricted stock					5.00%
Subsequent Event [Member] | Mito Agreement [Member] | SciSparc [Member]
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent					100.00%
Subsequent Event [Member] | Mito Agreement [Member] | Alon [Member]
Subsequent Event [Line Items]
Ownership percentage					30.00%
Sale of stock issued					11,166
Sale of stock percentage					100.00%
Subsequent Event [Member] | Mito Agreement [Member] | Ciro [Member]
Subsequent Event [Line Items]
Ownership percentage					30.00%
Sale of stock issued					5,584
Sale of stock percentage					100.00%
Subsequent Event [Member] | Mito Agreement [Member] | SciSparc [Member]
Subsequent Event [Line Items]
Ownership percentage					30.00%
Sale of stock issued					13,727
Sale of stock percentage					73.00%
Subsequent Event [Member] | Mito Agreement [Member] | MitoCareX [Member]
Subsequent Event [Line Items]
Initial investments | $					$ 1,000
Subsequent Event [Member] | Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Shares issued, service		574,325
Subsequent Event [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares for standby equity purchase agreement II, shares												1,704,116

[1]	Less than $1 thousand.